Income Taxes (Details) - Allrites Holdings Pte Ltd And Subsidiaries [Member] - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Sec 174 Cost - Domestic and Foreign
Tax attribute carryforwards	630,571	451,258
Amortization and depreciation
Stock compensation
Allowance for bad debt	60,859
Interest expense	24
Total deferred tax asset	691,454	451,258
Less: Valuation Allowance	(691,454)	(451,258)
Net deferred tax asset (liability)